Vanguard® U.S. Quality Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (3.9%)
	Freeport-McMoRan Inc.	64,156	1,899
	Fastenal Co.	12,597	634
	CF Industries Holdings Inc.	5,775	597
	Mueller Industries Inc.	7,143	451
	US Steel Corp.	15,660	358
	Alcoa Corp.	6,298	312
	Southern Copper Corp.	6,530	307
	Ryerson Holding Corp.	10,540	300
	Boise Cascade Co.	4,528	282
	Steel Dynamics Inc.	3,126	252
	Innospec Inc.	2,644	247
	Nucor Corp.	1,750	233
*	Cleveland-Cliffs Inc.	13,416	232
	Reliance Steel & Aluminum Co.	1,176	221
*	TimkenSteel Corp.	12,264	188
	Olin Corp.	2,979	163
	UFP Industries Inc.	1,997	159
*	Clearwater Paper Corp.	3,251	138
	American Vanguard Corp.	5,455	109
*	Ingevity Corp.	1,520	107
	Balchem Corp.	621	82
	AdvanSix Inc.	2,089	76
	Orion Engineered Carbons SA	3,318	56
	Commercial Metals Co.	1,350	55
			7,458
Consumer Discretionary (15.4%)
	Costco Wholesale Corp.	4,553	2,377
*	Lululemon Athletica Inc.	7,054	2,116
*	Booking Holdings Inc.	952	1,786
	Walmart Inc.	12,674	1,680
	Target Corp.	5,394	865
	TJX Cos. Inc.	12,762	796
	Oxford Industries Inc.	5,760	615
*	Ulta Beauty Inc.	1,418	595
*	Deckers Outdoor Corp.	1,791	576
	NIKE Inc. Class B	4,796	511
	Estee Lauder Cos. Inc. Class A	1,999	508
	Genuine Parts Co.	3,145	491
	Movado Group Inc.	14,729	470
	Signet Jewelers Ltd.	6,943	454
*	Capri Holdings Ltd.	9,387	443
	Tapestry Inc.	12,258	426

		Shares	Market Value ($000)
*	AutoNation Inc.	3,364	419
*	Perdoceo Education Corp.	34,779	403
	Rollins Inc.	11,525	389
*	Grand Canyon Education Inc.	4,766	388
	Acushnet Holdings Corp.	8,118	387
*	Skyline Champion Corp.	6,576	373
*	Airbnb Inc. Class A	3,115	352
	Best Buy Co. Inc.	4,782	338
*	BJ's Wholesale Club Holdings Inc.	4,384	327
*	Monarch Casino & Resort Inc.	5,103	308
	Caleres Inc.	11,766	300
*	PROG Holdings Inc.	16,140	299
	Lennar Corp. Class B	4,678	289
*	Figs Inc. Class A	24,586	284
	Macy's Inc.	16,235	281
	Ralph Lauren Corp. Class A	2,978	272
	Rent-A-Center Inc.	10,466	270
*	Funko Inc. Class A	11,530	257
*	Chico's FAS Inc.	45,030	256
*	NVR Inc.	60	248
	Designer Brands Inc. Class A	13,466	230
*	Liquidity Services Inc.	13,010	228
*	YETI Holdings Inc.	6,118	226
	Buckle Inc.	6,940	224
	Choice Hotels International Inc.	1,901	218
	Gentex Corp.	7,985	218
	Hibbett Inc.	3,725	218
	Scholastic Corp.	4,644	213
	Red Rock Resorts Inc. Class A	5,227	200
*	ODP Corp.	5,579	199
*	Accel Entertainment Inc. Class A	21,032	198
	Hasbro Inc.	2,385	188
	Omnicom Group Inc.	2,731	183
	Columbia Sportswear Co.	2,534	180
*	Malibu Boats Inc. Class A	2,915	175
	Group 1 Automotive Inc.	972	174
*	Genesco Inc.	3,062	173
	HNI Corp.	5,386	172
	Steven Madden Ltd.	5,754	167
*	Golden Entertainment Inc.	4,246	162
*	Cars.com Inc.	11,193	143
*	G-III Apparel Group Ltd.	6,754	142
	Tilly's Inc. Class A	18,913	142
	John Wiley & Sons Inc. Class A	2,966	137
	VF Corp.	3,222	134
	Advance Auto Parts Inc.	773	130
*	Under Armour Inc. Class C	16,831	128
*	Victoria's Secret & Co.	3,754	126
	Carter's Inc.	1,693	125
*	Revolve Group Inc.	5,233	123
*	Gannett Co. Inc.	52,332	121
*	Expedia Group Inc.	1,162	119
	Murphy USA Inc.	406	118
	Build-A-Bear Workshop Inc.	7,533	115
*	Children's Place Inc.	2,715	114
	Kontoor Brands Inc.	2,939	109
	La-Z-Boy Inc.	4,103	108
*	Poshmark Inc. Class A	9,877	107

		Shares	Market Value ($000)
*	Abercrombie & Fitch Co. Class A	7,301	105
*	Master Craft Boat Holdings Inc.	4,374	105
*	Duluth Holdings Inc. Class B	11,319	100
	Shoe Carnival Inc.	4,108	98
	Pool Corp.	277	94
	Tractor Supply Co.	494	91
	LKQ Corp.	1,696	90
	Nordstrom Inc.	5,225	89
	Standard Motor Products Inc.	2,276	84
*	Mattel Inc.	3,582	79
	Tempur Sealy International Inc.	3,140	79
*	MarineMax Inc.	2,137	78
*	Gentherm Inc.	1,252	75
*	elf Beauty Inc.	1,941	74
*	Cavco Industries Inc.	314	73
*	Spotify Technology SA	671	73
*	Under Armour Inc. Class A	8,386	71
	Garmin Ltd.	796	70
	Entravision Communications Corp. Class A	13,379	68
	Rush Enterprises Inc. Class A	1,449	68
*	Take-Two Interactive Software Inc.	552	68
*	Universal Electronics Inc.	2,954	66
*	American Axle & Manufacturing Holdings Inc.	5,922	61
*	Crocs Inc.	798	59
*	Dorman Products Inc.	612	55
	Inter Parfums Inc.	703	55
	Interface Inc. Class A	4,799	54
	Johnson Outdoors Inc. Class A	772	47
*	Skechers USA Inc. Class A	1,206	46
*	Fossil Group Inc.	10,177	43
*	Dollar Tree Inc.	295	40
*	GoPro Inc. Class A	6,508	40
	Matthews International Corp. Class A	1,616	40
*	Visteon Corp.	336	40
*	Helen of Troy Ltd.	305	38
			29,752
Consumer Staples (5.3%)
	Colgate-Palmolive Co.	42,340	3,311
	Kimberly-Clark Corp.	6,705	855
	Procter & Gamble Co.	4,155	573
*	USANA Health Sciences Inc.	7,600	490
	Kroger Co.	9,808	470
	Clorox Co.	3,015	435
*	Monster Beverage Corp.	4,533	403
	National Beverage Corp.	6,718	373
	Flowers Foods Inc.	13,168	360
	PepsiCo Inc.	2,038	351
	Coca-Cola Consolidated Inc.	709	336
	SpartanNash Co.	10,742	327
	John B Sanfilippo & Son Inc.	3,227	261
	Brown-Forman Corp. Class B	3,237	235
	Albertsons Cos. Inc. Class A	8,349	230
	Ingles Markets Inc. Class A	2,527	221
	J & J Snack Foods Corp.	1,465	218
	Lancaster Colony Corp.	1,115	188
	Medifast Inc.	1,345	169
	Nu Skin Enterprises Inc. Class A	3,358	137
*	United Natural Foods Inc.	2,423	107

		Shares	Market Value ($000)
	Casey's General Stores Inc.	428	92
	Walgreens Boots Alliance Inc.	2,562	90
	Tyson Foods Inc. Class A	1,130	85
			10,317
Energy (7.2%)
	EOG Resources Inc.	26,919	3,265
	Texas Pacific Land Corp.	784	1,443
	Devon Energy Corp.	19,114	1,350
	SM Energy Co.	16,597	731
*	Denbury Inc.	7,689	684
*	Comstock Resources Inc.	23,930	469
	PDC Energy Inc.	6,904	469
*	Talos Energy Inc.	20,374	422
	Sitio Royalties Corp.	16,506	420
*	SandRidge Energy Inc.	19,338	406
	Occidental Petroleum Corp.	4,995	355
	CONSOL Energy Inc.	4,495	323
	Coterra Energy Inc.	10,224	316
*	ProPetro Holding Corp.	33,602	308
	Marathon Oil Corp.	10,501	269
	Alpha Metallurgical Resources Inc.	1,543	242
	Ovintiv Inc. (XNYS)	4,374	232
	Warrior Met Coal Inc.	7,020	229
	Chord Energy Corp.	1,586	224
*	Centennial Resource Development Inc. Class A	25,411	209
	Ramaco Resources Inc.	17,384	183
*	Weatherford International plc	6,353	179
	Arch Resources Inc.	1,199	175
	CVR Energy Inc.	5,142	168
	ChampionX Corp.	7,358	160
	SunCoke Energy Inc.	23,848	157
*	NOW Inc.	12,786	155
*	Dril-Quip Inc.	6,912	153
	Chevron Corp.	682	108
*	REX American Resources Corp.	3,279	99
	RPC Inc.	7,124	57
	Magnolia Oil & Gas Corp. Class A	1,680	40
			14,000
Financials (15.7%)
	Aon plc Class A (XNYS)	13,055	3,646
	Ameriprise Financial Inc.	3,124	837
	Virtu Financial Inc. Class A	33,304	765
	Wells Fargo & Co.	15,757	689
	OFG Bancorp	24,944	678
	PennyMac Financial Services Inc.	12,097	643
	Equitable Holdings Inc.	21,285	633
	Discover Financial Services	6,196	623
	SLM Corp.	39,561	604
	Moody's Corp.	2,043	581
	Affiliated Managers Group Inc.	4,470	569
	Navient Corp.	34,736	535
	Evercore Inc. Class A	5,639	528
	Houlihan Lokey Inc. Class A	6,694	525
	OneMain Holdings Inc.	14,898	520
*	Mr Cooper Group Inc.	11,937	505
	Brightsphere Investment Group Inc.	27,956	478
	Dime Community Bancshares Inc.	14,319	448

		Shares	Market Value ($000)
	Federated Hermes Inc.	12,983	442
	City Holding Co.	5,005	425
*	Enova International Inc.	12,108	423
	HomeStreet Inc.	12,162	423
	First BanCorp. (XNYS)	28,968	414
	Ally Financial Inc.	12,398	412
	Bank of New York Mellon Corp.	9,682	402
	WesBanco Inc.	11,568	396
	Allstate Corp.	3,194	385
*	Ryan Specialty Holdings Inc.	9,080	385
	Piper Sandler Cos.	3,250	372
	Lazard Ltd. Class A	9,560	347
	Washington Federal Inc.	10,424	334
	BankUnited Inc.	8,731	323
	Pathward Financial Inc.	9,770	322
	Comerica Inc.	3,831	308
	First Financial Corp.	6,626	308
	Virtus Investment Partners Inc.	1,590	304
	Oppenheimer Holdings Inc. Class A	8,057	292
[1]	Rocket Cos. Inc. Class A	35,942	284
	Central Pacific Financial Corp.	12,945	282
	Fidelity National Financial Inc.	7,138	279
	Regional Management Corp.	8,264	278
	Sandy Spring Bancorp Inc.	6,975	269
	CNO Financial Group Inc.	14,242	262
	Cathay General Bancorp	6,049	254
	SEI Investments Co.	4,652	254
	Atlantic Union Bankshares Corp.	7,733	251
	Lakeland Financial Corp.	3,053	230
	Banner Corp.	3,503	213
*	Enstar Group Ltd.	1,123	213
	Tompkins Financial Corp.	2,924	209
	BancFirst Corp.	1,917	207
	LPL Financial Holdings Inc.	935	207
	PJT Partners Inc. Class A	2,914	202
	BOK Financial Corp.	2,260	201
	Premier Financial Corp.	7,430	201
	Kearny Financial Corp.	17,534	199
	Trustmark Corp.	6,208	196
	Bank of NT Butterfield & Son Ltd.	5,961	194
	FactSet Research Systems Inc.	431	187
	1st Source Corp.	3,894	184
	Hanmi Financial Corp.	7,248	179
	First Financial Bancorp	8,260	178
	Heritage Financial Corp.	6,726	175
	Assured Guaranty Ltd.	3,400	174
	Popular Inc.	2,236	173
	KeyCorp	8,726	154
	Berkshire Hills Bancorp Inc.	5,301	150
*	Bancorp Inc.	6,269	149
	Radian Group Inc.	6,991	148
	Zions Bancorp NA	2,682	148
*	PRA Group Inc.	3,717	137
	Associated Banc-Corp.	5,679	114
	Jefferies Financial Group Inc.	3,531	113
	First American Financial Corp.	2,098	112
*	Axos Financial Inc.	2,584	108
	HarborOne Bancorp Inc.	7,824	107

		Shares	Market Value ($000)
	Park National Corp.	794	105
	Washington Trust Bancorp Inc.	2,048	104
	First Commonwealth Financial Corp.	7,578	102
	Byline Bancorp Inc.	4,504	98
	National Bank Holdings Corp. Class A	2,355	94
	Employers Holdings Inc.	2,260	88
	Southside Bancshares Inc.	2,273	86
	Independent Bank Corp.	4,026	83
	Fifth Third Bancorp	2,301	79
	First Hawaiian Inc.	2,924	75
	Hope Bancorp Inc.	5,152	75
	Curo Group Holdings Corp.	11,123	73
	Synovus Financial Corp.	1,511	61
	Artisan Partners Asset Management Inc. Class A	1,789	60
	Provident Financial Services Inc.	2,568	60
	Preferred Bank	847	57
	Walker & Dunlop Inc.	548	55
	American International Group Inc.	1,053	54
	Ameris Bancorp	1,148	54
	Federal Agricultural Mortgage Corp. Class C	497	54
	Commerce Bancshares Inc.	776	53
	Primerica Inc.	407	52
	Northfield Bancorp Inc.	3,450	51
*	Brighthouse Financial Inc.	1,060	50
	Cohen & Steers Inc.	642	46
	Northern Trust Corp.	419	40
*	Customers Bancorp Inc.	1,098	38
			30,246
Health Care (15.0%)
*	Vertex Pharmaceuticals Inc.	6,296	1,774
	Johnson & Johnson	9,510	1,534
*	Moderna Inc.	10,405	1,376
*	Regeneron Pharmaceuticals Inc.	2,258	1,312
	Pfizer Inc.	26,744	1,210
*	Biogen Inc.	5,693	1,112
	Gilead Sciences Inc.	16,125	1,023
	Abbott Laboratories	9,324	957
	Chemed Corp.	1,912	910
*	Catalyst Pharmaceuticals Inc.	65,153	882
	Eli Lilly & Co.	2,855	860
	AbbVie Inc.	6,367	856
*	Veeva Systems Inc. Class A	4,279	853
	Merck & Co. Inc.	8,654	739
	Cardinal Health Inc.	9,772	691
*	Molina Healthcare Inc.	2,001	675
*	Corcept Therapeutics Inc.	22,652	585
*	iTeos Therapeutics Inc.	25,603	568
*	Hologic Inc.	8,351	564
*	Edwards Lifesciences Corp.	6,204	559
*	ABIOMED Inc.	1,985	515
*	Exelixis Inc.	26,889	477
	Bristol-Myers Squibb Co.	6,544	441
	Amgen Inc.	1,713	412
*	Masimo Corp.	2,609	383
*	CorVel Corp.	2,423	377
*	Align Technology Inc.	1,532	373
*	Maravai LifeSciences Holdings Inc. Class A	17,661	369
	Atrion Corp.	594	359

		Shares	Market Value ($000)
	SIGA Technologies Inc.	22,251	336
*	QuidelOrtho Corp.	4,080	323
*	Henry Schein Inc.	4,340	319
*	NextGen Healthcare Inc.	16,512	283
	Bruker Corp.	5,011	281
*	Lantheus Holdings Inc.	3,413	269
	Patterson Cos. Inc.	8,974	250
	ResMed Inc.	1,093	240
*	Incyte Corp.	3,251	229
*	Medpace Holdings Inc.	1,524	225
*	Vir Biotechnology Inc.	9,205	219
	Agilent Technologies Inc.	1,407	180
	Quest Diagnostics Inc.	1,436	180
*	STAAR Surgical Co.	1,905	180
*	Myriad Genetics Inc.	7,273	163
*	Eagle Pharmaceuticals Inc.	4,955	162
*	LivaNova plc	2,818	159
*	Vanda Pharmaceuticals Inc.	14,606	155
	West Pharmaceutical Services Inc.	513	152
*	AbCellera Biologics Inc.	13,113	140
*	OptimizeRx Corp.	8,174	130
*	AngioDynamics Inc.	5,811	129
*	Haemonetics Corp.	1,698	127
*	Joint Corp.	6,829	125
*	Seagen Inc.	784	121
*	Inogen Inc.	3,963	113
	LeMaitre Vascular Inc.	2,211	109
*	Orthofix Medical Inc.	5,432	108
*	ACADIA Pharmaceuticals Inc.	6,459	106
*	Merit Medical Systems Inc.	1,770	105
	Laboratory Corp. of America Holdings	431	97
*	Avanos Medical Inc.	3,812	94
*	Alkermes plc	3,639	86
*	United Therapeutics Corp.	286	65
*	Globus Medical Inc. Class A	1,056	63
	iRadimed Corp.	1,651	55
*	Amedisys Inc.	374	44
*	HealthStream Inc.	1,780	39
			28,907
Industrials (16.5%)
	Paychex Inc.	16,044	1,979
	American Express Co.	12,768	1,941
	Automatic Data Processing Inc.	6,185	1,512
	Capital One Financial Corp.	10,543	1,116
	Jack Henry & Associates Inc.	5,001	961
	Badger Meter Inc.	7,502	710
	Accenture plc Class A	2,364	682
	Robert Half International Inc.	8,567	659
	Landstar System Inc.	4,203	616
*	Donnelley Financial Solutions Inc.	13,895	590
	Insperity Inc.	5,414	590
	Sherwin-Williams Co.	2,259	524
*	AMN Healthcare Services Inc.	4,828	496
*	Trex Co. Inc.	10,196	477
	Synchrony Financial	14,254	467
	A O Smith Corp.	8,203	463
	Western Union Co.	30,158	447
	3M Co.	3,379	420

		Shares	Market Value ($000)
	Kforce Inc.	7,534	412
*	Franklin Covey Co.	8,190	390
	WW Grainger Inc.	675	375
	Louisiana-Pacific Corp.	6,799	369
	Toro Co.	4,398	365
	Encore Wire Corp.	2,783	362
	Heidrick & Struggles International Inc.	11,954	340
*	Veritiv Corp.	2,812	335
	Watts Water Technologies Inc. Class A	2,415	334
	Apogee Enterprises Inc.	7,782	318
	Watsco Inc.	1,159	315
	Marten Transport Ltd.	15,570	308
*	MYR Group Inc.	3,173	295
	Graco Inc.	4,580	292
	Lincoln Electric Holdings Inc.	2,134	292
	ManpowerGroup Inc.	3,738	274
	CH Robinson Worldwide Inc.	2,289	261
	Heartland Express Inc.	17,260	261
	Donaldson Co. Inc.	5,016	258
*	Forrester Research Inc.	6,148	256
*	Cross Country Healthcare Inc.	9,594	243
	Simpson Manufacturing Co. Inc.	2,618	242
	Nordson Corp.	1,063	241
	Insteel Industries Inc.	7,981	231
	Expeditors International of Washington Inc.	2,185	225
	Old Dominion Freight Line Inc.	822	223
	Crane Holdings Co.	2,338	221
*	Napco Security Technologies Inc.	7,369	219
	Bread Financial Holdings Inc.	5,645	217
*	TriNet Group Inc.	2,520	208
	Acuity Brands Inc.	1,256	206
*	NV5 Global Inc.	1,404	198
	Cintas Corp.	477	194
*	Mettler-Toledo International Inc.	160	194
	Quanex Building Products Corp.	8,721	194
	Snap-on Inc.	883	192
	EMCOR Group Inc.	1,604	191
*	Builders FirstSource Inc.	3,201	188
	Allison Transmission Holdings Inc.	5,107	185
*	Keysight Technologies Inc.	1,127	185
	Covenant Logistics Group Inc. Class A	6,449	181
	Exponent Inc.	1,892	178
*	Aersale Corp.	9,176	177
*	Saia Inc.	851	176
	Illinois Tool Works Inc.	894	174
*	Modine Manufacturing Co.	11,467	172
*	ExlService Holdings Inc.	1,006	169
	JB Hunt Transport Services Inc.	933	162
	CRA International Inc.	1,692	155
	Albany International Corp. Class A	1,679	148
	Emerson Electric Co.	1,781	146
	Allegion plc	1,533	146
	Matson Inc.	1,970	145
	Owens Corning	1,629	133
	UniFirst Corp.	730	132
	Astec Industries Inc.	3,405	130
*	Zebra Technologies Corp. Class A	428	129
	Barrett Business Services Inc.	1,564	126

		Shares	Market Value ($000)
	Hillenbrand Inc.	3,019	126
*	BlueLinx Holdings Inc.	1,777	125
*	Titan Machinery Inc.	4,031	124
*	XPO Logistics Inc.	2,243	118
	ABM Industries Inc.	2,536	118
*	Gibraltar Industries Inc.	2,605	109
	AGCO Corp.	1,003	109
	Brunswick Corp.	1,424	106
*	Conduent Inc.	25,560	105
*	Beacon Roofing Supply Inc.	1,878	103
	CSW Industrials Inc.	812	103
	Ryder System Inc.	1,341	102
	Schneider National Inc. Class B	4,387	100
	MSC Industrial Direct Co. Inc. Class A	1,251	99
	National Presto Industries Inc.	1,400	95
	Resources Connection Inc.	4,873	95
*	Dycom Industries Inc.	840	94
	Comfort Systems USA Inc.	872	87
*	Atkore Inc.	993	84
	Standex International Corp.	935	84
*	Hub Group Inc. Class A	1,037	83
*	TrueBlue Inc.	3,835	79
*	GMS Inc.	1,613	78
	Eagle Materials Inc.	647	77
	Enerpac Tool Group Corp. Class A	3,895	76
*	Resideo Technologies Inc.	3,582	75
*	Trimble Inc.	1,176	74
	Myers Industries Inc.	3,718	72
	Franklin Electric Co. Inc.	814	71
	REV Group Inc.	6,180	71
	Applied Industrial Technologies Inc.	663	70
	Tennant Co.	1,154	70
	Brady Corp. Class A	1,493	69
	ArcBest Corp.	831	67
	Cognex Corp.	1,533	65
	H&E Equipment Services Inc.	2,023	64
	EVERTEC Inc.	1,849	62
	Hubbell Inc. Class B	295	61
	Kadant Inc.	337	60
	Cummins Inc.	271	58
*	FTI Consulting Inc.	330	53
*	Waters Corp.	162	48
*	Mohawk Industries Inc.	413	46
	Argan Inc.	1,271	44
*	Vicor Corp.	600	43
			31,760
Real Estate (0.2%)
	Marcus & Millichap Inc.	6,715	251
	Newmark Group Inc. Class A	11,027	113
			364
Technology (18.5%)
*	Cadence Design Systems Inc.	15,153	2,633
*	Autodesk Inc.	11,244	2,268
*	Adobe Inc.	5,349	1,998
*	Fortinet Inc.	36,060	1,756
*	Meta Platforms Inc. Class A	9,718	1,583
	Apple Inc.	8,083	1,271

		Shares	Market Value ($000)
*	Synopsys Inc.	3,615	1,251
	Texas Instruments Inc.	7,177	1,186
*	Alphabet Inc. Class C	10,040	1,096
*	Manhattan Associates Inc.	7,540	1,065
*	Alphabet Inc. Class A	9,196	995
*	Qualys Inc.	5,984	909
	KLA Corp.	2,317	797
*	Gartner Inc.	2,710	773
	Lam Research Corp.	1,737	761
	Applied Materials Inc.	8,036	756
	Teradyne Inc.	7,404	627
*	Sprout Social Inc. Class A	9,896	594
	Cognizant Technology Solutions Corp. Class A	9,169	579
	Power Integrations Inc.	7,862	562
*	Teradata Corp.	16,979	559
*	F5 Inc.	3,216	505
	NetApp Inc.	6,439	464
*	EPAM Systems Inc.	1,039	443
*	Axcelis Technologies Inc.	5,816	389
*	CommVault Systems Inc.	6,900	375
	Monolithic Power Systems Inc.	764	346
*	Paycom Software Inc.	965	339
	National Instruments Corp.	8,160	324
*	SPS Commerce Inc.	2,607	318
	QUALCOMM Inc.	2,341	310
*	Cargurus Inc.	16,463	308
*	Semtech Corp.	6,605	305
	CTS Corp.	6,838	289
*	Cirrus Logic Inc.	3,716	285
*	ePlus Inc.	5,875	277
	Dolby Laboratories Inc. Class A	3,732	273
	Hackett Group Inc.	13,188	271
*	Yelp Inc. Class A	7,525	257
*	PubMatic Inc. Class A	12,062	236
*	Agilysys Inc.	4,373	226
	Amdocs Ltd.	2,519	215
*	Allegro MicroSystems Inc.	8,859	207
	Advanced Energy Industries Inc.	2,212	199
*	Aspen Technology Inc.	939	198
*	ON Semiconductor Corp.	2,808	193
*	Smartsheet Inc. Class A	5,350	178
	A10 Networks Inc.	12,381	172
	Xperi Holding Corp.	10,272	163
	Microsoft Corp.	619	162
*	DocuSign Inc. Class A	2,772	161
	Intuit Inc.	370	160
	American Software Inc. Class A	9,324	158
*	KnowBe4 Inc. Class A	8,223	158
	Vishay Intertechnology Inc.	7,473	147
*	Photronics Inc.	8,583	144
*	Pure Storage Inc. Class A	4,781	139
*	Lattice Semiconductor Corp.	2,559	138
*	DXC Technology Co.	5,464	135
*	OneSpan Inc.	11,121	128
	Amkor Technology Inc.	6,171	124
*	Sumo Logic Inc.	14,161	124
*	Cohu Inc.	4,454	120
*	Vimeo Inc.	20,275	120

		Shares	Market Value ($000)
*	Onto Innovation Inc.	1,570	111
*	Yext Inc.	22,389	100
	CSG Systems International Inc.	1,713	99
*	PDF Solutions Inc.	3,477	92
*	LiveRamp Holdings Inc.	4,487	89
*	SecureWorks Corp. Class A	8,490	88
*	Brightcove Inc.	13,082	87
	Jabil Inc.	1,323	80
	Shutterstock Inc.	1,446	80
*	FormFactor Inc.	2,543	74
*	TrueCar Inc.	31,592	69
*	TechTarget Inc.	982	64
*	Verint Systems Inc.	1,292	63
*	MACOM Technology Solutions Holdings Inc. Class H	1,125	62
*	CEVA Inc.	2,071	61
*	Identiv Inc.	3,525	53
	PC Connection Inc.	1,028	51
	Avnet Inc.	1,128	50
*	ScanSource Inc.	1,645	48
*	Arrow Electronics Inc.	449	47
*	ChannelAdvisor Corp.	2,710	41
	Sapiens International Corp. NV	1,600	35
*,2	Yandex NV Class A	1,459	—
			35,746
Telecommunications (1.8%)
	Cisco Systems Inc.	37,348	1,670
*	Clearfield Inc.	4,690	545
*	Extreme Networks Inc.	17,953	257
	Adtran Holdings Inc.	10,643	247
*	IDT Corp. Class B	7,620	195
*	Arista Networks Inc.	1,249	150
*	Calix Inc.	2,318	136
*	Viavi Solutions Inc.	7,742	109
*	Cambium Networks Corp.	4,350	85
*	Ciena Corp.	1,004	51
			3,445
Total Common Stocks (Cost $192,397)			191,995
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund, 2.284% (Cost $905)	9,048	905
Total Investments (100.0%) (Cost $193,302)			192,900
Other Assets and Liabilities—Net (0.0%)			(4)
Net Assets (100%)			192,896
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $179,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $204,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	1	198	11
Micro E-mini S&P 500 Index	September 2022	26	514	9
				20
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	191,995	—	—	191,995
Temporary Cash Investments	905	—	—	905
Total	192,900	—	—	192,900
Derivative Financial Instruments
Assets
Futures Contracts[1]	20	—	—	20
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.